Annual Total Returns - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	1.53%
Annual Return 2014	30.13%
Annual Return 2015	5.95%
Annual Return 2016	7.77%
Annual Return 2017	4.27%
Annual Return 2018	(3.95%)
Annual Return 2019	25.20%
Annual Return 2020	(7.93%)
Annual Return 2021	42.35%
Annual Return 2022	(24.30%)